Risk management - Gross carrying amount per IFRS 9 stage and rating class (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Gross carrying amount | Purchased credit impaired | Stage 3: Lifetime Expected Credit Losses
Disclosure of credit risk exposure [line items]
Financial assets	€ (25)	€ (29)
Gross carrying amount | IFRS 9
Disclosure of credit risk exposure [line items]
Financial assets	1,209,939	1,135,409
Gross carrying amount | IFRS 9 | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	1,109,717	1,044,332
Gross carrying amount | IFRS 9 | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	86,015	77,487
Gross carrying amount | IFRS 9 | Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	14,207	13,590
Gross carrying amount | IFRS 9 | 1 (AAA)
Disclosure of credit risk exposure [line items]
Financial assets	97,790	80,064
Gross carrying amount | IFRS 9 | 1 (AAA) | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	97,210	79,938
Gross carrying amount | IFRS 9 | 1 (AAA) | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	580	126
Gross carrying amount | IFRS 9 | 2-4 (AA)
Disclosure of credit risk exposure [line items]
Financial assets	148,414	148,315
Gross carrying amount | IFRS 9 | 2-4 (AA) | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	147,104	146,878
Gross carrying amount | IFRS 9 | 2-4 (AA) | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	1,310	1,437
Gross carrying amount | IFRS 9 | 5-7 (A)
Disclosure of credit risk exposure [line items]
Financial assets	341,263	305,093
Gross carrying amount | IFRS 9 | 5-7 (A) | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	332,702	299,699
Gross carrying amount | IFRS 9 | 5-7 (A) | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	8,561	5,394
Gross carrying amount | IFRS 9 | 8-10 (BBB)
Disclosure of credit risk exposure [line items]
Financial assets	368,606	354,012
Gross carrying amount | IFRS 9 | 8-10 (BBB) | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	345,826	334,845
Gross carrying amount | IFRS 9 | 8-10 (BBB) | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	22,779	19,168
Gross carrying amount | IFRS 9 | 11-13 (BB)
Disclosure of credit risk exposure [line items]
Financial assets	176,915	173,589
Gross carrying amount | IFRS 9 | 11-13 (BB) | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	158,122	156,373
Gross carrying amount | IFRS 9 | 11-13 (BB) | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	18,793	17,217
Gross carrying amount | IFRS 9 | 14-16 (B)
Disclosure of credit risk exposure [line items]
Financial assets	52,095	48,855
Gross carrying amount | IFRS 9 | 14-16 (B) | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	28,251	26,187
Gross carrying amount | IFRS 9 | 14-16 (B) | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	23,844	22,668
Gross carrying amount | IFRS 9 | 17 (CCC)
Disclosure of credit risk exposure [line items]
Financial assets	4,929	5,094
Gross carrying amount | IFRS 9 | 17 (CCC) | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	503	412
Gross carrying amount | IFRS 9 | 17 (CCC) | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	4,427	4,682
Gross carrying amount | IFRS 9 | 18 (CC)
Disclosure of credit risk exposure [line items]
Financial assets	3,802	4,349
Gross carrying amount | IFRS 9 | 18 (CC) | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	3,802	4,349
Gross carrying amount | IFRS 9 | 19 (C)
Disclosure of credit risk exposure [line items]
Financial assets	1,918	2,447
Gross carrying amount | IFRS 9 | 19 (C) | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	1,918	2,447
Gross carrying amount | IFRS 9 | 20-22 (D)
Disclosure of credit risk exposure [line items]
Financial assets	14,207	13,590
Gross carrying amount | IFRS 9 | 20-22 (D) | Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	14,207	13,590
Provisions
Disclosure of credit risk exposure [line items]
Financial assets	(6,214)
Provisions | IFRS 9
Disclosure of credit risk exposure [line items]
Financial assets	(6,214)	(6,101)
Provisions | IFRS 9 | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	(462)	(446)
Provisions | IFRS 9 | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	(1,184)	(1,179)
Provisions | IFRS 9 | Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	(4,568)	(4,476)
Provisions | IFRS 9 | 1 (AAA)
Disclosure of credit risk exposure [line items]
Financial assets	(2)	(2)
Provisions | IFRS 9 | 1 (AAA) | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	(2)	(2)
Provisions | IFRS 9 | 2-4 (AA)
Disclosure of credit risk exposure [line items]
Financial assets	(13)	(13)
Provisions | IFRS 9 | 2-4 (AA) | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	(12)	(11)
Provisions | IFRS 9 | 2-4 (AA) | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	(1)	(1)
Provisions | IFRS 9 | 5-7 (A)
Disclosure of credit risk exposure [line items]
Financial assets	(54)	(45)
Provisions | IFRS 9 | 5-7 (A) | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	(47)	(39)
Provisions | IFRS 9 | 5-7 (A) | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	(8)	(6)
Provisions | IFRS 9 | 8-10 (BBB)
Disclosure of credit risk exposure [line items]
Financial assets	(138)	(119)
Provisions | IFRS 9 | 8-10 (BBB) | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	(85)	(77)
Provisions | IFRS 9 | 8-10 (BBB) | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	(53)	(43)
Provisions | IFRS 9 | 11-13 (BB)
Disclosure of credit risk exposure [line items]
Financial assets	(268)	(254)
Provisions | IFRS 9 | 11-13 (BB) | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	(170)	(165)
Provisions | IFRS 9 | 11-13 (BB) | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	(99)	(89)
Provisions | IFRS 9 | 14-16 (B)
Disclosure of credit risk exposure [line items]
Financial assets	(545)	(504)
Provisions | IFRS 9 | 14-16 (B) | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	(141)	(147)
Provisions | IFRS 9 | 14-16 (B) | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	(404)	(357)
Provisions | IFRS 9 | 17 (CCC)
Disclosure of credit risk exposure [line items]
Financial assets	(237)	(228)
Provisions | IFRS 9 | 17 (CCC) | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	(5)	(5)
Provisions | IFRS 9 | 17 (CCC) | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	(232)	(224)
Provisions | IFRS 9 | 18 (CC)
Disclosure of credit risk exposure [line items]
Financial assets	(206)	(262)
Provisions | IFRS 9 | 18 (CC) | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	(206)	(262)
Provisions | IFRS 9 | 19 (C)
Disclosure of credit risk exposure [line items]
Financial assets	(183)	(198)
Provisions | IFRS 9 | 19 (C) | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	(183)	(198)
Provisions | IFRS 9 | 20-22 (D)
Disclosure of credit risk exposure [line items]
Financial assets	(4,568)	(4,476)
Provisions | IFRS 9 | 20-22 (D) | Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	€ (4,568)	€ (4,476)